PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	£ 1,563
Property, plant and equipment including right-of-use assets at end of period	1,508
Investment property	16	£ 16
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	69
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,826
Additions	157
Reclassification to assets held for sale	(15)
Disposals	(185)
Property, plant and equipment including right-of-use assets at end of period	2,783
Cost: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	270
Additions	12
Reclassification to assets held for sale	0
Disposals	(13)
Property, plant and equipment including right-of-use assets at end of period	269
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,263)
Charge for the period	87
Reclassification to assets held for sale	7
Disposals	89
Property, plant and equipment including right-of-use assets at end of period	(1,275)
Accumulated depreciation: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(191)
Charge for the period	9
Reclassification to assets held for sale	0
Disposals	3
Property, plant and equipment including right-of-use assets at end of period	(200)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	21
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	3
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	670
Property | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	941
Additions	2
Reclassification to assets held for sale	(15)
Disposals	(12)
Property, plant and equipment including right-of-use assets at end of period	916
Property | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(238)
Charge for the period	10
Reclassification to assets held for sale	7
Disposals	9
Property, plant and equipment including right-of-use assets at end of period	(246)
Property | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	14
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	197
Office fixtures and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	892
Additions	20
Reclassification to assets held for sale	0
Disposals	(25)
Property, plant and equipment including right-of-use assets at end of period	887
Office fixtures and equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(685)
Charge for the period	26
Reclassification to assets held for sale	0
Disposals	25
Property, plant and equipment including right-of-use assets at end of period	(690)
Office fixtures and equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	4
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	0
Computer software | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	7
Additions	0
Reclassification to assets held for sale	0
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	7
Computer software | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(7)
Charge for the period	0
Reclassification to assets held for sale	0
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	(7)
Computer software | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	572
Operating lease assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	716
Additions	123
Reclassification to assets held for sale	0
Disposals	(135)
Property, plant and equipment including right-of-use assets at end of period	704
Operating lease assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(142)
Charge for the period	42
Reclassification to assets held for sale	0
Disposals	52
Property, plant and equipment including right-of-use assets at end of period	(132)
Operating lease assets | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	£ 0